Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2021
Fair Value Measurement
Fair value of liabilities measured on a recurring basis
	Fair Value Measurements at
	June 30, 2021:
	(Level 1)	(Level 2)	(Level 3)
Derivative liability – Convertible notes			115,047
Derivative liability – Warrants	$-	$-	$69,334
Total derivative liability	$-	$-	$184,381